FINANCE EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Amortization of finance costs	$ 353	$ 0
Environmental rehabilitation accretion	3,001	307
Interest paid	27	76
Total finance expense	20,488	645
Convertible Loans
Disclosure of detailed information about financial instruments [line items]
Interest accretion	7,695	262
Gold Prepay Agreement
Disclosure of detailed information about financial instruments [line items]
Interest accretion	6,720	0
Amortization of finance costs	45
Silver Purchase Agreement
Disclosure of detailed information about financial instruments [line items]
Interest accretion	2,692	$ 0
Amortization of finance costs	$ 0